STOCK-BASED COMPENSATION - Restricted Stock Activity (Details)	12 Months Ended
Dec. 31, 2023 $ / shares shares
Weighted Average Grant Date Fair Value
Vested (in dollars per share) | $ / shares	$ 6.16
Restricted Stock Units (RSUs)
Number of Shares
Outstanding at beginning of period (in shares)	0
Granted (in shares)	2,468,500
Vested (in shares)	(39,000)
Forfeited (in shares)	0
Outstanding at end of period (in shares)	2,429,500
Weighted Average Grant Date Fair Value
Outstanding at beginning of period (in dollars per share) | $ / shares	$ 0
Granted (in dollars per share) | $ / shares	6.16
Outstanding at end of period (in dollars per share) | $ / shares	$ 6.16
CEO Restricted Stock
Number of Shares
Outstanding at beginning of period (in shares)	0
Granted (in shares)	4,569,922
Forfeited (in shares)	0
Settled (in shares)	0
Outstanding at end of period (in shares)	4,569,922
Weighted Average Grant Date Fair Value
Outstanding at beginning of period (in dollars per share) | $ / shares	$ 0
Granted (in dollars per share) | $ / shares	10.03
Outstanding at end of period (in dollars per share) | $ / shares	$ 10.03